BALANCE SHEET DETAILS - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Total	$ 24,693	$ 28,773
Less: accumulated depreciation	(24,089)	(28,171)
Total Property, plant and equipment, net	604	602
Leasehold improvements
Property, Plant and Equipment
Total	1,637	1,801
Automobiles
Property, Plant and Equipment
Total	256	271
Computers and Software
Property, Plant and Equipment
Total	3,132	4,461
Equipment and Furniture
Property, Plant and Equipment
Total	$ 19,668	$ 22,240